RESTRUCTURING CHARGES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Restructuring and Related Activities [Abstract]
RESTRUCTURING CHARGES
RESTRUCTURING CHARGES

In 2012, we permanently closed our mill in Sartell, Minnesota, and in 2011, we permanently shut down a paper machine at our mill in Bucksport, Maine, and two paper machines at the Sartell mill. The following table details the charges incurred related primarily to the mill closure in 2012 and paper machine shutdowns in 2011 as included in Restructuring charges on our accompanying condensed consolidated statements of operations:

	Three Months Ended
	March 31,
(Dollars in thousands)	2013	Cumulative Incurred
Property and equipment	$—	$73,589
Severance and benefit costs	639	35,065
Write-off of spare parts and inventory	—	9,212
Trademark impairment	—	3,693
Write-off of purchase obligations and commitments	(594)	1,826
Other miscellaneous costs	971	4,861
Total restructuring costs	$1,016	$128,246

There were no restructuring costs incurred during the three months ended March 31, 2014, and there was no remaining restructuring reserve liability as of March 31, 2014.

RESTRUCTURING CHARGES

In the third quarter of 2012, we completed a comprehensive assessment of the damage resulting from the fire and explosion at the former paper mill in Sartell, Minnesota, and announced the decision to permanently close the mill.  In 2011, we permanently shut down a paper machine at our mill in Bucksport, Maine, and two paper machines at the former Sartell mill.

The following table details the charges incurred related primarily to the mill closure in 2012 and paper machine shutdowns in 2011 as included in Restructuring charges on our accompanying consolidated statements of operations:

	Year Ended December 31,
(Dollars in thousands)	2013	2012	2011	Cumulative Incurred
Property and equipment	$—	$66,521	$7,068	$73,589
Severance and benefit costs	688	19,373	15,004	35,065
Write-off of spare parts and inventory	—	6,934	2,278	9,212
Trademark impairment	—	3,693	—	3,693
Write-off of purchase obligations and commitments	(594)	2,420	—	1,826
Other miscellaneous costs	1,284	3,463	114	4,861
Total restructuring charges	$1,378	$102,404	$24,464	$128,246

The following details the changes in our associated restructuring reserve liabilities during the years ended December 31, 2013 and 2012 which are included in Accrued liabilities on our consolidated balance sheets:

	Year Ended December 31,
(Dollars in thousands)	2013	2012
Beginning balance of reserve	$5,098	$10,763
Severance and benefit costs	196	15,500
Severance and benefit payments	(3,678)	(22,230)
Purchase obligations	—	2,488
Payments on purchase obligations	(561)	(1,355)
Severance and benefit reserve adjustments	(461)	—
Purchase obligation reserve adjustments	(594)	(68)
Ending balance of reserve	$—	$5,098

Severance and benefit costs incurred in excess of severance and benefits costs accrued in 2013 consist primarily of $0.5 million of salaries and benefit costs for employees continuing to provide services, which were expensed as incurred. In 2012, severance and benefit costs incurred in excess of severance and benefits costs accrued were primarily the result of $2.5 million of pension and workers compensation expense and $1.3 million of salaries and benefit costs for employees continuing to provide services,  which were expensed as incurred.